Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.6	$ 1.9
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%